John Hancock Investment Grade Bond Fund Average Annual Total Returns - John Hancock Bond Trust Class NAV [Member]	12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.26%	2.01%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	(0.51%)		2.00%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	(1.85%)		0.71%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.62%	(0.94%)		0.98%